SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET REVENUES
Total net revenues		$ 5,736,801	$ 5,188,942	$ 5,284,823
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,689,472	1,486,363	1,422,754
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties		(57,428)	(60,778)	(51,661)
Pre-opening costs		(4,847)	(55,390)	(5,331)
Development costs		(57,433)	(23,029)	(31,115)
Amortization of gaming subconcession		(56,841)	(56,809)	(57,237)
Amortization of land use rights		(22,659)	(22,646)	(22,817)
Depreciation and amortization		(571,705)	(488,446)	(460,521)
Land rent to Belle		(3,061)	(3,001)	(3,143)
Share-based compensation		(31,797)	(25,143)	(17,305)
Property charges and other		(20,815)	(29,147)	(31,616)
Corporate and Other expenses		(115,208)	(108,527)	(137,468)
Total operating costs and expenses		(941,794)	(872,916)	(818,214)
OPERATING INCOME		747,678	613,447	604,540
NON-OPERATING INCOME (EXPENSES)
Interest income		9,311	5,471	3,580
Interest expenses, net of capitalized interest		(310,102)	(264,880)	(255,764)
Loan commitment and other finance fees		(2,738)	(4,630)	(6,079)
Foreign exchange (losses) gains, net		(10,756)	(10,497)	12,781
Other (expenses) income, net		(23,914)	3,684	5,282
Loss on extinguishment of debt		(6,333)	(3,461)	(49,337)
Costs associated with debt modification		(579)	0	(2,793)
Total non-operating expenses, net		(345,111)	(274,313)	(292,330)
INCOME BEFORE INCOME TAX		402,567	339,134	312,210
INCOME TAX (EXPENSE) CREDIT		(8,339)	(238)	10
NET INCOME		394,228	338,896	312,220
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		(21,055)	1,403	32,608
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED		373,173	340,299	344,828
Corporate and Other [Member]
NET REVENUES
Total net revenues		51,250	46,271	38,451
Macau [Member]
NET REVENUES
Total net revenues		4,988,341	4,496,773	4,597,096
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,412,624	1,208,703	1,187,750
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues		117,473	113,432	121,250
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	23,280	21,490	26,639
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues		465,056	471,292	446,132
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	51,470	55,547	20,671
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues		3,050,491	2,543,649	2,666,309
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	922,776	756,378	804,872
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues		1,355,321	1,368,400	1,363,405
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	415,098	375,288	335,568
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues		602,479	612,947	649,276
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	247,091	269,199	235,019
Cyprus [Member] | Cyprus Operations [Member]
NET REVENUES
Total net revenues		94,731	32,951	0
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	$ 29,757	$ 8,461	$ (15)

[1]	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.